NOTE 8 - COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31, 2014	$124,372
Year ending December 31, 2015	285,469
Year ending December 31, 2016	261,680
671,521